BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2019
BASIS OF PRESENTATION [Abstract]
Schedule of Impacts Arising from the Adoption of IFRS 16

The impacts arising from the adoption of IFRS 16 as at January 1, 2019 are as follows:

Increase
CNY
(Unaudited)
Assets
Increase in right-of-use assets	1,803

Increase in total assets	1,803

Liabilities
Increase in the non-current portion of lease liabilities	593
Increase in the current portion of lease liabilities	1,210

Increase in total liabilities	1,803

Schedule of Lease Liabilities Reconciled to the Operating Lease Commitments

The lease liabilities as at January 1, 2019 reconciled to the operating lease commitments as at December 31, 2018 are as follows:

CNY
(Unaudited)

Operating lease commitments as at December 31, 2018	1,891
Weighted average incremental borrowing rate as at January 1, 2019	4.75%

Discounted operating lease commitments and lease liabilities as at January 1, 2019	1,803

Schedule of Carrying Amounts of the Group's Right-of-use Assets and Lease Liabilities

The carrying amounts of the Group’s right-of-use assets and lease liabilities, and the movement during the period are as follows:

	Right-of-use assets
	Building	Total	Lease liabilities
	CNY	CNY	CNY

As at January 1, 2019	1,803	1,803	1,803

Addition	—	—	—
Depreciation expense	(611)	(611)	—
Interest expense	—	—	37
Payments	—	—	(538)

As at June 30, 2019	1,192	1,192	1,302